Intangible Assets Other Than Goodwill - Summary of Intangible Assets (Detail) $ in Thousands, in Thousands	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure Of Intangible Assets [Line Items]
Intangible assets	165,114,521	$ 165,114,521	132,278,593	$ 132,278,593	$ 115,372,393
Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	275,527,801		229,944,365
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(110,413,280)		(97,665,772)
Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets | $		165,114,521		132,278,593
Easements and Water Rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	15,032,077		17,352,892	17,352,892	17,736,954
Easements and Water Rights [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	20,551,471		22,553,618
Easements and Water Rights [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(5,519,394)		(5,200,726)
Easements and Water Rights [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets | $		15,032,077		17,352,892
Concession [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	43,584,113		26,156,419	26,156,419	25,953,878
Concession [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	53,053,457		34,718,676
Concession [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(9,469,344)		(8,562,257)
Concession [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets | $		43,584,113		26,156,419
Patents, Registered Trademarks and Other Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	200,995		316,970	316,970	7,394
Patents, Registered Trademarks and Other Rights | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	679,227		771,002
Patents, Registered Trademarks and Other Rights | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(478,232)		(454,032)
Patents, Registered Trademarks and Other Rights | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets | $		200,995		316,970
Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	94,668,184		76,162,800	76,162,800	60,067,635
Computer Software [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	186,855,438		156,836,017
Computer Software [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(92,187,254)		(80,673,217)
Computer Software [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets | $		94,668,184		76,162,800
Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	11,629,152		12,289,512	12,289,512	$ 11,606,532
Other Identifiable Intangible Assets [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	14,388,208		15,065,052
Other Identifiable Intangible Assets [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(2,759,056)		(2,775,540)
Other Identifiable Intangible Assets [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets | $		$ 11,629,152		$ 12,289,512